UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Vinik Asset Management, L.P.
           ----------------------------------------------------
Address:   260 Franklin Street
           ----------------------------------------------------
           Boston, MA  02110
           ----------------------------------------------------

Form 13F File Number:   28-6160
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey N. Vinik
     --------------------------------------------------
Title:     Senior Managing Member of sole general partner
           --------------------------------------------------
Phone:     (617) 204-5400
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/Jeffrey N. Vinik               Boston, MA            11/14/02
-----------------------   ------------------------------  ----------
     [Signature]                 [City, State]             [Date]


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The Form 13F Information Table attached hereto sets forth only the 'Section
13(f) securities' under management at September 30, 2002 and required to be reported on Form 13F, and may bear no relation to current holdings. All persons are cautioned against taking any investment or other action on the basis of this information. The limited contents of Form 13F can not be used as a basis of determining actual or prospective performance, and any attempt to use such information may be materially misleading.


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             2
                                                        -------------

Form 13F Information Table Entry Total:                       41
                                                        -------------

Form 13F Information Table Value Total:                  $75,386
                                                        -------------
                                                         (thousands)


List of Other Included Managers:

   No.           Form 13F File Number           Name

   1               28-6162                      Jeffrey N. Vinik
------           -----------              -----------------------------
   2               28-6166                      Michael S. Gordon
------           -----------              -----------------------------



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                                                                FORM 13F INFORMATION TABLE

                                                                VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
           NAME OF ISSUER         TITLE OF CLASS     CUSIP     x($1000)  PRN AMT PRN CALL DISCRETN  MANAGERS   SOLE  SHARED   NONE
  ------------------------------  ----------------  ---------  --------  -------- --- ---- -------- ---------  ----- ------- ------

D AC MOORE ARTS & CRAFTS INC COM COMMON STOCK     00086T103     1690    80000 SH       OTHER    02               0    80000    0

D ADVANCE AUTO PARTS INC COM     COMMON STOCK     00751Y106       90     1700 SH       OTHER    01               0     1700    0
D ADVANCE AUTO PARTS INC COM     COMMON STOCK     00751Y106     6614   125400 SH       OTHER    02               0   125400    0

D AUTOZONE INC USD.01 COM        COMMON STOCK     053332102      229     2900 SH       OTHER    01               0     2900    0
D AUTOZONE INC USD.01 COM        COMMON STOCK     053332102      568     7200 SH       OTHER    02               0     7200    0

D AXCELIS TECHS COM STK          COMMON STOCK     054540109       28     5800 SH       OTHER    01               0     5800    0
D AXCELIS TECHS COM STK          COMMON STOCK     054540109       20     4200 SH       OTHER    02               0     4200    0

D BIG LOTS INC (EX CON SOLIDATED COMMON STOCK     089302103      336    21200 SH       OTHER    02               0    21200    0

D BLOCKBUSTER INC CLASS A COM SK COMMON STOCK     093679108      496    20000 SH       OTHER    02               0    20000    0

D CHICOS FAS INC COM             COMMON STOCK     168615102     7846   492500 SH       OTHER    02               0   492500    0

D COGNIZANT TECH SOLUT IONS CORP COMMON STOCK     192446102      454     7900 SH       OTHER    01               0     7900    0
D COGNIZANT TECH SOLUT IONS CORP COMMON STOCK     192446102     2988    52000 SH       OTHER    02               0    52000    0

D COMPASS BANCSHARES INC         COMMON STOCK     20449H109      103     3500 SH       OTHER    01               0     3500    0
D COMPASS BANCSHARES INC         COMMON STOCK     20449H109      395    13400 SH       OTHER    02               0    13400    0

D CORINTHIAN COLLEGS INC         COMMON STOCK     218868107      283     7500 SH       OTHER    02               0     7500    0

D CORRECTIONAL SVCS CORP         COMMON STOCK     219921103       14     7000 SH       OTHER    01               0     7000    0
D CORRECTIONAL SVCS CORP         COMMON STOCK     219921103       10     5000 SH       OTHER    02               0     5000    0

D CPI AEROSTRUCTURES INC USD COM COMMON STOCK     125919308       47     8000 SH       OTHER    01               0     8000    0
D CPI AEROSTRUCTURES INC USD COM COMMON STOCK     125919308       33     5600 SH       OTHER    02               0     5600    0

D CSK AUTO CORP COM              COMMON STOCK     125965103     2464   197400 SH       OTHER    02               0   197400    0

D DIALYSIS CORP OF AMERICA       COMMON STOCK     252529102       23     7500 SH       OTHER    01               0     7500    0
D DIALYSIS CORP OF AMERICA       COMMON STOCK     252529102       16     5300 SH       OTHER    02               0     5300    0

D ELECTRONIC ARTS COM            COMMON STOCK     285512109     2902    44000 SH       OTHER    02               0    44000    0

D ELECTRONICS BOUTIQUE HLDGS COM COMMON STOCK     286045109      489    17800 SH       OTHER    02               0    17800    0

D EON LABS INC COM               COMMON STOCK     29412E100       11      500 SH       OTHER    01               0      500    0
D EON LABS INC COM               COMMON STOCK     29412E100      748    34644 SH       OTHER    02               0    34644    0

D EVERLAST WORLDWIDE INC  COM    COMMON STOCK     300355104       21    12950 SH       OTHER    01               0    12950    0
D EVERLAST WORLDWIDE INC  COM    COMMON STOCK     300355104       16     9500 SH       OTHER    02               0     9500    0

D FRED'S INC COM                 COMMON STOCK     356108100     5512   184600 SH       OTHER    02               0   184600    0

D GAMESTOP CORP Cl A             COMMON STOCK     36466R101     7147   349500 SH       OTHER    02               0   349500    0

D GILEAD SCIENCES INC COM        COMMON STOCK     375558103     3688   110000 SH       OTHER    02               0   110000    0

D HOT TOPIC INC COM              COMMON STOCK     441339108      213    11800 SH       OTHER    02               0    11800    0

D IPC HOLDINGS LTD COM           COMMON STOCK     G4933P101      170     5800 SH       OTHER    01               0     5800    0
D IPC HOLDINGS LTD COM           COMMON STOCK     G4933P101     1686    57400 SH       OTHER    02               0    57400    0

D JOS A BANK CLOTHIERS  INC COM  COMMON STOCK     480838101     1170    65300 SH       OTHER    02               0    65300    0

D LOWRANCE ELECTRS INC COM       COMMON STOCK     548900109       35    10100 SH       OTHER    01               0    10100    0
D LOWRANCE ELECTRS INC COM       COMMON STOCK     548900109       26     7500 SH       OTHER    02               0     7500    0

D MBNA CORP COM                  COMMON STOCK     55262L100      211    11500 SH       OTHER    02               0    11500    0

D MOVIE GALLERY INC COM          COMMON STOCK     624581104      600    40000 SH       OTHER    01               0    40000    0
D MOVIE GALLERY INC COM          COMMON STOCK     624581104     4827   321600 SH       OTHER    02               0   321600    0

D ODYSSEY HLTHCR                 COMMON STOCK     67611V101     3414   114000 SH       OTHER    02               0   114000    0

D OMEGA PROTEIN CORP COM         COMMON STOCK     68210P107       49    12800 SH       OTHER    01               0    12800    0
D OMEGA PROTEIN CORP COM         COMMON STOCK     68210P107       35     9200 SH       OTHER    02               0     9200    0

D PACIFIC SUNWEAR OF CALIFORNIA  COMMON STOCK     694873100     1226    60200 SH       OTHER    02               0    60200    0

D PEAK INTL LTD SHS              COMMON STOCK     G69586108       39     8400 SH       OTHER    01               0     8400    0
D PEAK INTL LTD SHS              COMMON STOCK     G69586108       28     6000 SH       OTHER    02               0     6000    0

D PIER 1 IMPORTS INC GA COM      COMMON STOCK     720279108     1386    72700 SH       OTHER    02               0    72700    0

D PRACTICEWORKS INC COM STK      COMMON STOCK     739419109      100     5800 SH       OTHER    01               0     5800    0
D PRACTICEWORKS INC COM STK      COMMON STOCK     739419109       73     4200 SH       OTHER    02               0     4200    0

D ROSS STORES INC USD0 .01 COM   COMMON STOCK     778296103     7958   223300 SH       OTHER    02               0   223300    0

D SOVEREIGN BANCORP INC          COMMON STOCK     845905108      112     8700 SH       OTHER    01               0     8700    0
D SOVEREIGN BANCORP INC          COMMON STOCK     845905108       81     6300 SH       OTHER    02               0     6300    0

D ST JUDE MED INC COM            COMMON STOCK     790849103      735    20600 SH       OTHER    02               0    20600    0

D TENET HEALTHCARE CORP COM      COMMON STOCK     88033G100      988    19950 SH       OTHER    02               0    19950    0

D TOO INC COM                    COMMON STOCK     890333107      792    34000 SH       OTHER    02               0    34000    0

D TRANSWITCH CORP COM            COMMON STOCK     894065101        6    14500 SH       OTHER    01               0    14500    0
D TRANSWITCH CORP COM            COMMON STOCK     894065101        4    10500 SH       OTHER    02               0    10500    0

D UNV PHOENIX ONL                COMMON STOCK     037604204      447    13900 SH       OTHER    02               0    13900    0

D WILLIS GROUP HDLS LTD SHARES   COMMON STOCK     G96655108        7      200 SH       OTHER    01               0      200    0
D WILLIS GROUP HDLS LTD SHARES   COMMON STOCK     G96655108     3687   110100 SH       OTHER    02               0   110100    0

S REPORT SUMMARY                 41 DATA RECORDS               75386        2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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